NET LOSS PER SHARE (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2022
Common Stock Number of Shares Issued and Outstanding [Abstract]
Common stock, shares issued (in shares)	25,290,270	17,767,555	25,290,270	17,767,555	17,862,108	13,200,875	25,290,270
Common stock, shares outstanding (in shares)	25,290,270	17,767,555	25,290,270	17,767,555	17,862,108	13,200,875	25,290,270
Numerator [Abstract]
Net loss	$ (2,611)	$ (1,454)	$ (5,476)	$ (2,572)	$ (5,750)	$ (1,598)
Denominator [Abstract]
Weighted-average common shares outstanding - basic (in shares)	19,285,050	17,767,554	18,586,515	17,749,178	13,385,267	14,047,342
Weighted-average common shares outstanding - diluted (in shares)	19,285,050	17,767,554	18,586,515	17,749,178	13,385,267	14,047,342
Basic loss per common share (in dollars per share)	$ (0.14)	$ (0.08)	$ (0.29)	$ (0.14)	$ (0.43)	$ (0.11)
Diluted loss per common share (in dollars per share)	$ (0.14)	$ (0.08)	$ (0.29)	$ (0.14)	$ (0.43)	$ (0.11)
Shares Vested [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)					4,628,311	3,838,429
Shares Unvested [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)					2,174,126	2,202,614
Previously Reported [Member]
Common Stock Number of Shares Issued and Outstanding [Abstract]
Common stock, shares issued (in shares)					13,541,324
Common stock, shares outstanding (in shares)					13,541,324
Series A Preferred Stock [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)					5,088,944	5,088,944
Series B Preferred Stock [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)					4,584,202	4,584,202
Series Seed Preferred Stock [Member]
Anti-Dilutive Securities [Abstract]
Anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share (in shares)					6,911,715	6,911,715